UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

December 31, 2016

MFS® MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

12/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.0%
Aerospace - 2.2%
L3 Technologies, Inc.	370,463	$56,351,123
Leidos Holdings, Inc.	566,350	28,963,139
Rockwell Collins, Inc.	466,117	43,237,013

		$128,551,275
Airlines - 1.3%
Alaska Air Group, Inc.	318,346	$28,246,841
Delta Air Lines, Inc.	970,668	47,747,159

		$75,994,000
Alcoholic Beverages - 0.6%
Molson Coors Brewing Co.	345,502	$33,620,800

Apparel Manufacturers - 1.1%
Hanesbrands, Inc.	1,212,346	$26,150,303
PVH Corp.	396,441	35,774,836

		$61,925,139
Automotive - 2.1%
Delphi Automotive PLC	644,844	$43,430,243
Harley-Davidson, Inc.	585,664	34,167,638
LKQ Corp. (a)	1,521,021	46,619,294

		$124,217,175
Broadcasting - 1.9%
Discovery Communications, Inc., “A” (a)	1,309,300	$35,887,913
Interpublic Group of Companies, Inc.	1,818,181	42,563,617
Nielsen Holdings PLC	800,234	33,569,816

		$112,021,346
Brokerage & Asset Managers - 3.5%
Affiliated Managers Group, Inc. (a)	151,440	$22,004,232
Apollo Global Management LLC, “A”	1,238,071	23,969,055
NASDAQ, Inc.	966,999	64,904,973
Raymond James Financial, Inc.	772,776	53,530,194
TD Ameritrade Holding Corp.	958,974	41,811,266

		$206,219,720
Business Services - 3.0%
Amdocs Ltd.	753,065	$43,866,036
Brenntag AG	418,198	23,174,016
Fidelity National Information Services, Inc.	686,552	51,930,793
First Data Corp. (a)	1,033,964	14,671,949
Realogy Holdings Corp.	859,730	22,120,853
Xerox Corp. (a)	3,457,885	20,159,470

		$175,923,117
Chemicals - 1.9%
Celanese Corp.	582,878	$45,895,814
FMC Corp.	594,864	33,645,508
PPG Industries, Inc.	300,901	28,513,379

		$108,054,701

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 1.9%
Check Point Software Technologies Ltd. (a)	358,948	$30,316,748
Sabre Corp.	1,474,881	36,798,281
Symantec Corp.	1,781,983	42,571,574

		$109,686,603
Computer Software - Systems - 2.0%
Conduent, Inc. (a)	691,577	$10,304,497
NCR Corp. (a)	1,076,789	43,674,562
NICE Systems Ltd., ADR	451,867	31,070,375
Pitney Bowes, Inc.	1,188,789	18,057,705
Verint Systems, Inc. (a)	469,045	16,533,836

		$119,640,975
Construction - 3.0%
Armstrong World Industries, Inc. (a)	996,616	$41,658,549
Owens Corning	1,043,308	53,792,960
Stanley Black & Decker, Inc.	482,530	55,341,366
Toll Brothers, Inc. (a)	812,242	25,179,502

		$175,972,377
Consumer Products - 1.8%
Coty, Inc., “A”	1,492,320	$27,324,379
Newell Brands, Inc.	1,209,319	53,996,093
Sensient Technologies Corp.	301,113	23,661,460

		$104,981,932
Consumer Services - 0.2%
Houghton Mifflin Harcourt Co. (a)	1,092,176	$11,850,110

Containers - 1.3%
Berry Plastics Group, Inc. (a)	978,908	$47,702,187
Graphic Packaging Holding Co.	2,052,202	25,611,481

		$73,313,668
Electrical Equipment - 0.4%
WESCO International, Inc. (a)	366,076	$24,362,358

Electronics - 1.9%
Analog Devices, Inc.	552,448	$40,118,774
Keysight Technologies, Inc. (a)	895,988	32,766,281
Maxim Integrated Products, Inc.	1,021,044	39,381,667

		$112,266,722
Energy - Independent - 6.0%
Cabot Oil & Gas Corp.	1,385,542	$32,366,261
Cimarex Energy Co.	229,897	31,243,002
Energen Corp. (a)	806,869	46,532,135
EQT Corp.	536,045	35,057,343
Hess Corp.	943,296	58,757,908
HollyFrontier Corp.	988,396	32,379,853
Noble Energy, Inc.	487,804	18,565,820
PDC Energy, Inc. (a)	585,285	42,479,985
Pioneer Natural Resources Co.	283,401	51,032,018

		$348,414,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Engineering - Construction - 0.5%
KBR, Inc.	1,582,605	$26,413,677

Food & Beverages - 4.6%
Bunge Ltd.	682,879	$49,331,179
Cal-Maine Foods, Inc. (l)	366,278	16,180,331
Coca-Cola European Partners PLC	1,003,081	31,496,743
J.M. Smucker Co.	318,597	40,799,532
Kellogg Co.	453,506	33,427,927
Pinnacle Foods, Inc.	1,183,060	63,234,557
TreeHouse Foods, Inc. (a)	475,119	34,298,841

		$268,769,110
Furniture & Appliances - 0.8%
Whirlpool Corp.	266,058	$48,361,363

Gaming & Lodging - 0.5%
Royal Caribbean Cruises Ltd.	360,772	$29,597,735

General Merchandise - 0.4%
Kohl’s Corp.	468,480	$23,133,542

Health Maintenance Organizations - 0.3%
Molina Healthcare, Inc. (a)	336,769	$18,273,086

Insurance - 8.0%
Allied World Assurance Co.	735,016	$39,477,709
Arthur J. Gallagher & Co.	741,045	38,504,698
Athene Holding Ltd. (a)	366,790	17,602,252
Everest Re Group Ltd.	217,763	47,123,913
Hanover Insurance Group, Inc.	380,164	34,598,726
Hartford Financial Services Group, Inc.	1,491,564	71,073,025
Lincoln National Corp.	807,098	53,486,384
Unum Group	1,357,203	59,621,928
Validus Holdings Ltd.	826,551	45,468,571
XL Group Ltd.	1,611,931	60,060,549

		$467,017,755
Machinery & Tools - 4.4%
Allison Transmission Holdings, Inc.	2,305,465	$77,671,116
Deere & Co.	389,896	40,174,884
Eaton Corp. PLC	674,288	45,237,982
ITT, Inc.	493,773	19,044,825
Regal Beloit Corp.	578,716	40,076,083
Xylem, Inc.	678,802	33,614,275

		$255,819,165
Major Banks - 3.1%
Comerica, Inc.	873,694	$59,507,298
Huntington Bancshares, Inc.	4,435,585	58,638,434
KeyCorp	3,581,944	65,442,117

		$183,587,849
Medical & Health Technology & Services - 3.9%
AmerisourceBergen Corp.	574,356	$44,908,896
Community Health Systems, Inc. (a)	829,319	4,635,893
LifePoint Hospitals, Inc. (a)	555,926	31,576,597

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - continued
MEDNAX, Inc. (a)	426,125	$28,405,493
Owens & Minor, Inc.	416,129	14,685,192
Quest Diagnostics, Inc.	449,555	41,314,105
Quintiles IMS Holdings, Inc. (a)	502,186	38,191,245
Universal Health Services, Inc.	244,776	26,039,271

		$229,756,692
Medical Equipment - 4.1%
Agilent Technologies, Inc.	734,756	$33,475,483
Dentsply Sirona, Inc.	551,546	31,840,751
PerkinElmer, Inc.	833,632	43,473,909
Steris PLC	492,762	33,207,231
Teleflex, Inc.	168,563	27,163,927
VWR Corp. (a)	975,615	24,419,643
Zimmer Biomet Holdings, Inc.	469,483	48,450,646

		$242,031,590
Natural Gas - Distribution - 0.4%
NiSource, Inc.	1,149,193	$25,443,133

Oil Services - 1.8%
Forum Energy Technologies, Inc. (a)	1,612,351	$35,471,722
Frank’s International N.V. (l)	1,577,487	19,418,865
Oil States International, Inc. (a)	807,813	31,504,707
Superior Energy Services, Inc.	1,080,020	18,230,738

		$104,626,032
Other Banks & Diversified Financials - 9.4%
BB&T Corp.	1,254,694	$58,995,712
Citizens Financial Group, Inc.	2,051,024	73,077,985
Discover Financial Services	963,275	69,442,495
Element Fleet Management Corp.	2,777,062	25,771,566
Fifth Third Bancorp	3,190,279	86,041,825
M&T Bank Corp.	320,567	50,146,296
New York Community Bancorp, Inc.	1,760,102	28,003,223
Northern Trust Corp.	574,872	51,192,352
SunTrust Banks, Inc.	799,080	43,829,538
Wintrust Financial Corp.	871,132	63,218,049

		$549,719,041
Pollution Control - 0.5%
Clean Harbors, Inc. (a)	553,283	$30,790,199

Railroad & Shipping - 0.5%
Kansas City Southern Co.	330,422	$28,036,307

Real Estate - 5.3%
Annaly Mortgage Management, Inc., REIT	1,383,026	$13,788,769
Corporate Office Properties Trust, REIT	1,902,306	59,389,993
EPR Properties, REIT	605,030	43,423,003
Gramercy Property Trust, Inc., REIT	3,645,605	33,466,654
Medical Properties Trust, Inc., REIT	3,744,338	46,055,357
Mid-America Apartment Communities, Inc., REIT	405,913	39,747,001
Sun Communities, Inc., REIT	397,385	30,443,665
Washington Prime Group, Inc., REIT	1,415,502	14,735,376

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Weyerhaeuser Co., REIT	1,030,282	$31,001,185

		$312,051,003
Restaurants - 0.8%
Aramark	1,239,183	$44,263,617

Specialty Chemicals - 2.1%
Akzo Nobel N.V.	424,171	$26,490,095
Axalta Coating Systems Ltd. (a)	1,868,566	50,824,995
Univar, Inc. (a)	1,494,141	42,388,780

		$119,703,870
Specialty Stores - 2.5%
AutoZone, Inc. (a)	44,708	$35,309,931
Express, Inc. (a)	1,181,014	12,707,711
Gap, Inc.	1,047,007	23,494,837
Michaels Co., Inc. (a)	789,392	16,143,066
Sally Beauty Holdings, Inc. (a)	1,418,930	37,488,131
Urban Outfitters, Inc. (a)	821,000	23,382,080

		$148,525,756
Telephone Services - 0.3%
Frontier Communications Corp. (l)	5,083,254	$17,181,399

Trucking - 0.6%
Knight Transportation, Inc.	1,133,527	$37,463,067

Utilities - Electric Power - 7.1%
AES Corp.	2,651,421	$30,809,512
Ameren Corp.	591,487	31,029,408
Calpine Corp. (a)	2,190,493	25,037,335
CMS Energy Corp.	986,026	41,038,402
DTE Energy Co.	518,329	51,060,590
Eversource Energy	889,522	49,128,300
Exelon Corp.	913,307	32,413,265
NorthWestern Corp.	541,843	30,814,611
Pinnacle West Capital Corp.	575,497	44,906,031
Public Service Enterprise Group, Inc.	956,101	41,953,712
WEC Energy Group, Inc.	659,610	38,686,127

		$416,877,293
Total Common Stocks		$5,734,458,624

Convertible Preferred Stocks - 0.3%
Telephone Services - 0.3%
Frontier Communications Corp., 11.125%	208,300	$14,805,964

Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 0.51% (v)	117,638,507	$117,638,507

Collateral for Securities Loaned - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50% (j)	12,795,824	$12,795,824
Total Investments		$5,879,698,919

Other Assets, Less Liabilities - (0.5)%		(28,786,956)
Net Assets - 100.0%		$5,850,911,963

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

12/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,563,342,793	$—	$—	$5,563,342,793
Israel	61,387,123	—	—	61,387,123
United Kingdom	31,496,743	—	—	31,496,743
Netherlands	—	26,490,095	—	26,490,095
Canada	25,771,566	—	—	25,771,566
Germany	—	23,174,016	—	23,174,016
Bermuda	17,602,252	—	—	17,602,252
Mutual Funds	130,434,331	—	—	130,434,331
Total Investments	$5,830,034,808	$49,664,111	$—	$5,879,698,919

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $49,664,111 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Securities Lending Collateral

At December 31, 2016, the value of securities loaned was $16,368,373. These loans were collateralized by cash of $12,795,824 and U.S. Treasury obligations of $3,975,188

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,986,702,461
Gross unrealized appreciation	1,041,322,494
Gross unrealized depreciation	(148,326,036)
Net unrealized appreciation (depreciation)	$892,996,458

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	184,556,979	320,211,412	(387,129,884)	117,638,507

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,820)	$—	$118,006	$117,638,507

QUARTERLY REPORT

December 31, 2016

MFS® BLENDED RESEARCH® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

12/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 100.1%
Aerospace - 3.4%
Northrop Grumman Corp.	73,038	$16,987,174
Textron, Inc.	115,828	5,624,608
United Technologies Corp.	143,757	15,758,642

		$38,370,424
Airlines - 1.2%
Delta Air Lines, Inc.	121,979	$6,000,147
United Continental Holdings, Inc. (a)	113,209	8,250,672

		$14,250,819
Apparel Manufacturers - 1.1%
PVH Corp.	134,939	$12,176,895

Automotive - 0.6%
General Motors Co.	193,072	$6,726,628

Biotechnology - 3.0%
Celgene Corp. (a)	181,118	$20,964,409
Gilead Sciences, Inc.	194,315	13,914,897

		$34,879,306
Business Services - 3.9%
Accenture PLC, “A”	55,102	$6,454,097
Cognizant Technology Solutions Corp., “A” (a)	189,886	10,639,313
FleetCor Technologies, Inc. (a)	91,121	12,895,444
Global Payments, Inc.	214,115	14,861,722

		$44,850,576
Cable TV - 2.8%
Charter Communications, Inc., “A” (a)	57,544	$16,568,068
Comcast Corp., “A”	227,635	15,718,197

		$32,286,265
Chemicals - 0.8%
Monsanto Co.	83,494	$8,784,404

Computer Software - 3.0%
Intuit, Inc.	142,506	$16,332,613
Microsoft Corp.	284,710	17,691,879

		$34,024,492
Computer Software - Systems - 4.1%
Apple, Inc.	233,568	$27,051,846
Hewlett Packard Enterprise	704,401	16,299,839
NCR Corp. (a)	101,571	4,119,720

		$47,471,405
Construction - 1.8%
Owens Corning	233,617	$12,045,293
Sherwin-Williams Co.	32,240	8,664,178

		$20,709,471

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 2.6%
Estee Lauder Cos., Inc., “A”	70,898	$5,422,988
Procter & Gamble Co.	284,338	23,907,139

		$29,330,127
Consumer Services - 0.3%
Priceline Group, Inc. (a)	1,976	$2,896,935

Electrical Equipment - 0.5%
General Electric Co.	198,451	$6,271,052

Electronics - 2.3%
Broadcom Corp.	71,112	$12,570,468
Intel Corp.	389,479	14,126,403

		$26,696,871
Energy - Independent - 4.5%
Anadarko Petroleum Corp.	34,719	$2,420,956
EOG Resources, Inc.	180,470	18,245,517
Noble Energy, Inc.	68,940	2,623,856
Occidental Petroleum Corp.	60,654	4,320,384
Rice Energy, Inc. (a)	500,135	10,677,882
Valero Energy Corp.	194,818	13,309,966

		$51,598,561
Energy - Integrated - 1.0%
Chevron Corp.	10,358	$1,219,137
Exxon Mobil Corp.	115,889	10,460,141

		$11,679,278
Food & Beverages - 4.3%
Archer Daniels Midland Co.	352,250	$16,080,213
J.M. Smucker Co.	35,759	4,579,298
Mondelez International, Inc.	406,213	18,007,422
Tyson Foods, Inc., “A”	164,885	10,170,107

		$48,837,040
Food & Drug Stores - 1.4%
CVS Health Corp.	198,886	$15,694,094

Gaming & Lodging - 0.5%
Carnival Corp.	110,992	$5,778,244

General Merchandise - 0.6%
Wal-Mart Stores, Inc.	96,170	$6,647,270

Health Maintenance Organizations - 0.2%
UnitedHealth Group, Inc.	17,111	$2,738,444

Insurance - 5.9%
Allstate Corp.	65,222	$4,834,255
Berkshire Hathaway, Inc., “B” (a)	36,479	5,945,347
Chubb Ltd.	31,277	4,132,317
MetLife, Inc.	328,983	17,728,894
Prudential Financial, Inc.	173,632	18,068,146
Travelers Cos., Inc.	19,706	2,412,409

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Validus Holdings Ltd.	151,126	$8,313,441
XL Group Ltd.	166,426	6,201,033

		$67,635,842
Internet - 3.9%
Alphabet, Inc., “A” (a)	17,490	$13,859,951
Alphabet, Inc., “C” (a)	12,397	9,568,253
Facebook, Inc., “A” (a)	180,434	20,758,932

		$44,187,136
Leisure & Toys - 1.4%
Electronic Arts, Inc. (a)	206,235	$16,243,069

Machinery & Tools - 1.4%
Illinois Tool Works, Inc.	65,190	$7,983,167
Ingersoll-Rand Co. Ltd., “A”	39,352	2,952,974
United Rentals, Inc. (a)	53,290	5,626,358

		$16,562,499
Major Banks - 5.4%
Bank of America Corp.	1,384,346	$30,594,047
JPMorgan Chase & Co.	211,915	18,286,145
Wells Fargo & Co.	242,635	13,371,615

		$62,251,807
Medical & Health Technology & Services - 1.6%
HCA Holdings, Inc. (a)	202,874	$15,016,733
McKesson Corp.	22,807	3,203,243

		$18,219,976
Medical Equipment - 2.6%
Abbott Laboratories	312,036	$11,985,303
Medtronic PLC	249,243	17,753,579

		$29,738,882
Network & Telecom - 2.2%
Cisco Systems, Inc.	837,526	$25,310,036

Oil Services - 1.3%
Schlumberger Ltd.	176,622	$14,827,417

Other Banks & Diversified Financials - 3.7%
Citigroup, Inc.	382,340	$22,722,466
Discover Financial Services	268,686	19,369,574

		$42,092,040
Pharmaceuticals - 5.7%
Eli Lilly & Co.	271,839	$19,993,758
Johnson & Johnson	161,439	18,599,387
Merck & Co., Inc.	419,990	24,724,811
Pfizer, Inc.	43,308	1,406,644

		$64,724,600
Railroad & Shipping - 0.9%
Union Pacific Corp.	98,744	$10,237,778

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - 2.0%
Mid-America Apartment Communities, Inc., REIT	60,240	$5,898,701
Public Storage, Inc., REIT	48,136	10,758,396
Store Capital Corp., REIT	252,274	6,233,691

		$22,890,788
Restaurants - 2.5%
Domino’s Pizza, Inc.	97,630	$15,546,601
Starbucks Corp.	152,755	8,480,958
YUM! Brands, Inc.	67,139	4,251,913

		$28,279,472
Specialty Chemicals - 0.9%
Air Products & Chemicals, Inc.	74,791	$10,756,442

Specialty Stores - 6.4%
Amazon.com, Inc. (a)	45,245	$33,927,868
AutoZone, Inc. (a)	23,211	18,331,816
Best Buy Co., Inc.	136,983	5,845,065
Gap, Inc.	226,156	5,074,941
Ross Stores, Inc.	152,911	10,030,962

		$73,210,652
Telephone Services - 2.7%
AT&T, Inc.	93,274	$3,966,943
Verizon Communications, Inc.	507,793	27,105,990

		$31,072,933
Tobacco - 2.1%
Altria Group, Inc.	73,385	$4,962,294
Philip Morris International, Inc.	212,076	19,402,833

		$24,365,127
Utilities - Electric Power - 3.6%
AES Corp.	448,957	$5,216,880
American Electric Power Co., Inc.	48,250	3,037,820
Exelon Corp.	509,754	18,091,169
FirstEnergy Corp.	346,856	10,742,130
PPL Corp.	121,550	4,138,778

		$41,226,777
Total Common Stocks		$1,146,531,874

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.51% (v)	4,471,307	$4,471,307
Total Investments		$1,151,003,181

Other Assets, Less Liabilities - (0.5)%		(5,958,695)
Net Assets - 100.0%		$1,145,044,486

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

12/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,146,531,874	$—	$—	$1,146,531,874
Mutual Funds	4,471,307	—	—	4,471,307
Total Investments	$1,151,003,181	$—	$—	$1,151,003,181

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,008,192,305
Gross unrealized appreciation	162,454,682
Gross unrealized depreciation	(19,643,806)
Net unrealized appreciation (depreciation)	$142,810,876

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,337,627	25,994,886	(29,861,206)	4,471,307

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(82)	$—	$6,931	$4,471,307

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: February 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President
(Principal Executive Officer)

Date: February 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: February 15, 2017

*	Print name and title of each signing officer under his or her signature.